Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Millions			1 Months Ended
	Jan. 07, 2020	Jan. 06, 2020	Jan. 31, 2019	Dec. 31, 2019
Subsequent Event [Line Items]
Class of warrants expired				463,735
VGO Fund [Member]
Subsequent Event [Line Items]
Convertible preferred stock, common stock issued upon conversion	408,247		229,283
Maximum ownership percentage prohibiting conversion	9.50%		9.50%
VGO Fund [Member] | Class X Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Converted shares of preferred stock	1,142,478		641,991
Kyorin Pharmaceutical Co., Ltd. [Member]
Subsequent Event [Line Items]
Collaborative arrangement, nature and purpose		On January 6, 2020, we entered into a license with Kyorin Pharmaceutical Co., Ltd. (Kyorin) for the development and commercialization of ATYR1923 for ILDs in Japan. Under the collaboration and license agreement with Kyorin (the Kyorin Agreement), Kyorin received an exclusive right to develop and commercialize ATYR1923 in Japan for all forms of ILDs.
Upfront payment receivable from collaborative agreement		$ 8.0
Aggregate additional revenue receivable from collaborative agreement up on satisfaction of eligibility criteria		$ 167.0